CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Paid in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Common Stock	Total
Beginning Balance at Feb. 10, 2015
Beginning Balance, in shares at Feb. 10, 2015
Common stock issue to founders | Datasea [Member]					$ 195,878
Common stock issue to founders	$ 175,878			$ 20,000
Common stock issue to founders, in shares				20,000,000
Capital contribution | Shuhai [Member]	195,878				195,878
Net Loss | Shuhai [Member]					(202,740)
Net Loss | Datasea [Member]			$ (202,740)		(202,740)
Net Loss
Foreign currency translation adjustment | Shuhai [Member]					(17)
Foreign currency translation adjustment | Datasea [Member]					(17)
Foreign currency translation adjustment		$ (17)
Ending Balance (Shuhai [Member]) at Jun. 30, 2015	195,878				(6,879)
Ending Balance (Datasea [Member]) at Jun. 30, 2015					(6,879)
Ending Balance at Jun. 30, 2015	175,878	$ (17)	$ (202,740)	$ 20,000
Ending Balance, in shares at Jun. 30, 2015				20,000,000
Effect of reverse merger	(22,382)			$ 35,000
Effect of reverse merger, in shares				35,000,000
Capital contribution | Datasea [Member]					651,435
Capital contribution	$ 651,435
Net Loss | Datasea [Member]					(559,886)
Net Loss			$ (559,886)
Foreign currency translation adjustment | Datasea [Member]					3,900
Foreign currency translation adjustment		$ (3,900)
Ending Balance (Datasea [Member]) at Dec. 31, 2015					$ 93,388
Ending Balance at Dec. 31, 2015	$ 804,931	$ (3,917)	$ (762,626)	$ 55,000
Ending Balance, in shares at Dec. 31, 2015				55,000,000